VARIABLE INTEREST ENTITIES (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Current assets
Cash	¥ 332,864,077		¥ 343,998,570	$ 52,325,453
Notes receivable	14,808,067		6,305,633	2,327,793
Trade accounts receivable, net	41,748,478		26,686,888	6,562,763
Trade accounts receivable-related party, net			0
Inventories, net	4,958,889		3,644,522	779,526
Other receivables, net	8,596,816		6,939,676	1,351,399
Loans to third parties	25,464,035		50,476,782	4,002,887
Purchase advances, net	537,305		1,078,137	84,463
Contract costs, net	31,364,473		48,795,906	4,930,422
Prepaid expenses	29,917		146,071	4,702
Prepaid expenses - related parties	0		433,000	0
Total current assets	460,372,057		488,505,185	72,369,408
Property and equipment, net	26,118,829		27,138,768	4,105,819
Land use right, net	1,239,789		1,253,408	194,892
Long-term other receivables, net	324,515		114,679	51,013
Goodwill	6,996,895		6,996,895	1,099,895
Rights of use assets	6,084,606		7,925,930	956,486
Total Assets	507,436,691		566,516,660	79,767,858
Current liabilities
Short-term bank loan	10,000,000		15,000,000	1,600,000
Trade accounts payable	22,058,660		21,956,481	3,467,570
Other payables	2,299,233		9,862,762	361,435
Other payable- related parties	3,569,788		2,400,667	561,162
Accrued payroll and employees' welfare	1,832,255		1,954,484	288,023
Taxes payable	2,337,895		1,248,994	367,512
Short-term borrowings	260,000		530,000	40,871
Short-term borrowings - related parties	9,149,292		12,676,042	1,438,247
operating lease liabilities - current	2,928,987		2,226,832	460,430
Total Current Liabilities	56,590,888		76,462,604	8,895,953
Operating lease liabilities - non-current	3,278,574		4,792,101	515,384
Deferred tax liability	728,402		624,088	114,503
Total Liabilities	108,847,305		279,001,194	17,110,539
VIE
Current assets
Cash	30,851,918		4,293,380	4,849,849
Notes receivable	14,808,067		6,305,633	2,327,793
Trade accounts receivable, net	41,748,478		24,762,732	6,562,763
Inventories, net	4,958,889		3,644,522	779,526
Other receivables, net	8,055,597		5,988,641	1,266,321
Loans to third parties	180,000		1,350,000	28,296
Purchase advances, net	537,305		1,078,137	84,463
Contract costs, net	31,364,473		48,795,906	4,930,422
Prepaid expenses	19,918		0	3,131
Prepaid expenses - related parties	0		433,000	0
Total current assets	132,524,645		96,651,951	20,832,564
Property and equipment, net	26,118,829		27,138,768	4,105,819
Land use right, net	1,239,789		1,253,408	194,892
Customer relationship	6,300,000		6,650,000	990,345
Long-term other receivables, net	324,515		114,679	51,013
Goodwill	6,996,895		6,996,895	1,099,895
Rights of use assets	6,084,606		7,925,930	956,486
Total Assets	179,589,279		146,731,631	28,231,014
Current liabilities
Short-term bank loan	10,000,000		15,000,000	1,571,977
Trade accounts payable	18,341,301		18,182,770	2,883,210
Other payables	1,837,299		2,096,830	288,819
Advance from customers	1,195,862		7,686,276	187,987
Accrued payroll and employees' welfare	1,278,360		1,565,898	200,955
Intercompany payables	174,467,603	$ 27,425,898	127,653,174
Taxes payable	2,338,264		1,249,052	367,570
Long-term borrowings - related party - current portion	958,916		920,066	150,739
operating lease liabilities - current	2,928,987		2,226,832	460,430
Total Current Liabilities	225,190,698		191,040,737	35,399,450
Operating lease liabilities - non-current	3,278,574		4,792,101	515,384
Long-term borrowings - related party	6,009,625		6,486,551	944,699
Deferred tax liability	728,403		624,088	114,503
Total Liabilities	235,207,300		202,943,477	36,974,036
Related party [Member]
Current liabilities
Short-term borrowings	9,100,000			1,400,000
Long-term borrowings - related party - current portion	958,916		920,066	150,739
Long-term borrowings - related party	6,009,625		6,486,551	944,699
Related party [Member] | VIE
Current liabilities
Other payable- related parties	2,434,814		1,253,797	382,747
Short-term borrowings	260,000		530,000	40,871
Short-term borrowings - related parties	¥ 9,149,292		¥ 12,676,042	$ 1,438,247